EQUITY INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433

Equity Method Investments [Table Text Block]
A summary of the financial information of Liyu is set forth below:

Balance sheets:	September 30,
	2011	2012
	RMB	RMB

Current assets	8,287	14,091
Non-current assets	4,290	5,783
Total assets	12,577	19,874
Current and total liabilities	(6,412)	(7,275)
Total shareholders’ equity	6,165	12,599

Operating results:	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Revenue	10,830	19,027	19,038
Income from operations	1,714	11,304	11,818
Net income	1,655	9,845	13,434